EMPLOYEE RETIREMENT BENEFIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE RETIREMENT BENEFIT
Total contribution for employee benefits	$ 3,711	$ 5,159	$ 5,544